UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington DC 20549
FORM 13F

Report for the Calendar year or Quarter Ended:  March 31, 2007

Check here if Amendment    Amendment Number:
This Amendment (Check Only One):[  ] is a restatement
				[  ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
Name:		Willis Investment Counsel, Inc.
Address:	710 Green Street
		Gainesville, Georgia 30501

13F File Number:  028-11914

The institutional manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:  	Robert T. Willis, Jr.
Title:  Chief Investment Officer and Partner
Phone:  770-718-0706

Signature		Place			and Date of Signing
Robert T. Willis, Jr.	Gainesville, Georgia	May 14, 2007

Report Type (check only one):
[X] 13F 	HOLDINGS REPORT
[ ] 13F NOTICE
[ ] 13F COMBINATION REPORT

FORM 13F SUMMARY PAGE

Report Summary:
Number of other Included Managers:  0
Form 13F Information Table entry Total:  56
Form 13F Information Table Value Total:  133791

List of Other Included Managers:  None

		FORM 13F INFORMATION TABLE


ISSUER		TITLE	CUSIP		VALUE	SHARES  SH/PRN PUT/CALL	DSCRETN	OTHER
											VOTING AUTHORITY
											SOLE   SHARED      NONE
Alltel	 	COM	020039103	1710	27585	SH		SOLE		4900		22685
AIG		COM	026874107	3698	55014	SH		SOLE		10180		44834
Altira	 	COM	02209S103	405	4620	SH		SOLE		0		4620
Applied MaterialCOM	038222105	1897	103530	SH		SOLE		19750		83780
Avon		COM	054303102	2045	54870	SH		SOLE		10080		44790
BP PLC	   SPON ADR	055622104	223	3447	SH		SOLE		0		3447
Bank of America	COM	060505104	390	7634	SH		SOLE		0		7634
Bank of NY	COM	064057102	4404	108616	SH		SOLE		20035		88581
Biomet		COM	090613100	1112	26160	SH		SOLE		8590		17570
Bristol Myers 	COM	110122108	3164	113991	SH		SOLE		19205		94786
Caterpillar	COM	149123101	274	4085	SH		SOLE		0		4085
Cigna		COM	125509109	202	1418	SH		SOLE		0		1418
Cintas Corp	COM	172908105	1711	47390	SH		SOLE		8630		38760
Coca Cola 	COM	191216100	5423	112978	SH		SOLE		20210		92768
Coca Cola Ent.	COM	191219104	1877	92675	SH		SOLE		16630		76045
Deere		COM	244199105	592	5450	SH		SOLE		0		5450
Dell Inc	COM	24702R101	1828	78780	SH		SOLE		14680		64100
Dow Jones 	COM	260561105	2647	76790	SH		SOLE		14730		62060
Eastman Kodak 	COM	264399106	1670	74036	SH		SOLE		15001		59035
Eli Lilly 	COM	277461109	4949	92135	SH		SOLE		17820		74315
Exxon Mobil	COM	30231G102	523	5730	SH		SOLE		0		5730
Fed. Nat'l Mtg	COM	313586109	3606	66060	SH		SOLE		12260		53800
Fifth Third Banc COM	316773100	2945	76130	SH		SOLE		14330		61800
Ford Mtr PFD TR CV6.5%  345395206	2399	67095	SH		SOLE		0		67095
Fortune Bnd	COM	349631101	338	4285	SH		SOLE		0		4285
GB & T		COM	361462104	377	19230	SH		SOLE		0		19230
Gallaher	COM	363595109	348	3900	SH		SOLE		0		3900
GE	 	COM	369604103	7126	201515	SH		SOLE		29750		171765
Home Depot 	COM	437076102	5076	138163	SH		SOLE		25517		112646
HSBC Holdings	ADR A 1/40PFA 404280604	287	11400	SH		SOLE		0		11400
IBM		COM	459044103	5639	59820	SH		SOLE		9670		50150
Intel Corp 	COM	458140100	4753	248474	SH		SOLE		47420		201054
Janus 		COM	47102X105	2790	133440	SH		SOLE		25390		108050
Johnson&Johnson	COM	478160104	338	5613	SH		SOLE		0		5613
Marsh&Mclennan 	COM	571748102	3112	106255	SH		SOLE		20785		85470
Maxim IntegratedCOM	57772K101	1855	63095	SH		SOLE		11110		51985
Microsoft Corp 	COM	594918104	3804	136476	SH		SOLE		24970		111506
New York Times	CL A	650111107	2292	97500	SH		SOLE		19270		78230
Nokia Corp	COM	654902204	6364	277653	SH		SOLE		47530		230123
Northern Trust 	COM	665859104	4320	71834	SH		SOLE		13070		58764
Pfizer Inc	COM	717081103	5739	227194	SH		SOLE		41714		185480
Pitney Bowes	COM	724479100	3270	72036	SH		SOLE		13865		58171
Regions Fin	COM	7591EP100	862	24378	SH		SOLE		0		24378
Royal Bk    ADR PFD SER P 780097762	316	12400	SH		SOLE		0		12400
  Scotland
Schering-Plough COM	806605101	2775	108795	SH		SOLE		20260		88535
Southwest Air	COM	844741108	3533	240392	SH		SOLE		45710		194682
SunTrust Bank	COM	867892101	989	5912	SH		SOLE		0		5912
Sysco Corp	COM	871829107	3684	108910	SH		SOLE		21040		87870
UPS		COM	911363109	1839	26230	SH		SOLE		4870		21360
Wachovia Corp 	COM	929903102	786	14274	SH		SOLE		0		14274
Waste Mgmt	COM	94106L109	1816	52795	SH		SOLE		9985		42810
Xerox	 	COM	984121103	2580	152759	SH		SOLE		29329		123430
XL Capital	COM	G98255105	2469	35295	SH		SOLE		6750		28545
Zimmer Holding	COM	98956P102	2544	29791	SH		SOLE		5675		24116
IShares TR	S&P100 IDX FD 464287101	1656	25445	SH		SOLE		0		25445
IShares TR	Lehman AGG 464287226	415	4135	SH		SOLE		0		4135